UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Quarter Ended:       September 30, 2003

Check here if Amendment [   ]; Amendment Number:_____
  This Amendment (Check only one.): [   ] is a restatement.
                                    [   ] adds new holding
                                          entries.

Institutional Investment Manager Filing this Report:

Name:          WoodTrust Asset Management, N.A.
Address:       181 2nd Street South
               P.O. Box 8000
               Wisconsin Rapids, WI 54495-8000

Form 13F File No:   28-10000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Linda L. Bender
Title:         Vice President/Personal Trust Officer
Phone:         (715) 422-0210
Signature, Place, and Date of Signing:

/s/ Linda L. Bender Wisconsin Rapids, Wisconsin      11-03-03
------------------- --------------------------- -----------------
   (Signature)            (City/State)              (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE
FORM 13F SUMMARY PAGE

                         REPORT SUMMARY

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              41

Form 13F Information Table Value Total:        $103,743
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                           WOODTRUST ASSET MANAGEMENT, N.A.
                              FORM 13F INFORMATION TABLE
                               September 30, 2003
                                                                                      Voting Authority
                          Title           Value   Shares/  Sh/  Put/ Invstmt   Otr
Name of Issuer             of    Cusip     (x     Prn Amt  Prn  Call Dscretn  Mgrs      Sole Shared None
                          Class          $1,000)

ALTRIA GROUP INC.         COM   02209S103   1,005    22,956   SH      Sole             22,624   332    0
ALTRIA GROUP INC          COM   02209S103      53     1,200   SH      Other             1,200     0    0
AMGEN INC.                COM   31162100    1,507    23,352   SH      Sole             23,153   199    0
AMGEN INC.                COM   31162100       47       725   SH      Other               725     0    0
ANHEUSER-BUSCH COS INC.   COM   35229103      846    17,140   SH      Sole             16,883   257    0
ASSOCIATED BANC-CORP      COM   45487105      357     9,424   SH      Sole              9,424     0    0
AUTOMATIC DATA PROCESSING COM   53015103    1,072    29,894   SH      Sole             29,466   428    0
BAXTER INTERNATIONAL INC. COM   71813109    1,473    50,704   SH      Sole             49,994   710    0
BERKSHIRE HATHAWAY INC    COM   84670207    3,010     1,206   SH      Sole              1,190    16    0
BRISTOL-MYERS SQUIBB CO.  COM   110122108     309    12,038   SH      Sole             12,038     0    0
CISCO SYSTEMS INC.        COM   17275R102     328    16,742   SH      Sole             16,742     0    0
COCA-COLA COMPANY         COM   191216100   1,564    36,399   SH      Sole             35,948   451    0
COCA-COLA COMPANY         COM   191216100      47     1,100   SH      Other             1,100     0    0
COLGATE-PALMOLIVE COMPANY COM   194162103   1,366    24,440   SH      Sole             24,076   364    0
DELL INC.                 COM   24702R101     963    28,828   SH      Sole             28,396   432    0
EMC CORPORATION           COM   268648102     184    14,563   SH      Sole             14,563     0    0
EMC CORPORATION           COM   268648102      13     1,000   SH      Other             1,000     0    0
EXXON-MOBIL CORPORATION   COM   30231G102   1,866    50,978   SH      Sole             50,427   551    0
EXXON-MOBIL CORPORATION   COM   30231G102      42     1,156   SH      Other             1,156     0    0
FANNIE MAE                COM   313586109   1,498    21,332   SH      Sole             21,019   313    0
FIRST DATA CORP           COM   319963104     854    21,367   SH      Sole             21,050   317    0
GENERAL ELECTRIC COMPANY  COM   369604103   2,836    95,120   SH      Sole             94,171   949    0
GENERAL ELECTRIC COMPANY  COM   369604103     124     4,175   SH      Other             4,175     0    0
HOME DEPOT INC.           COM   437076102   2,326    73,040   SH      Sole             72,219   821    0
INTEL CORPORATION         COM   458140100   1,311    47,645   SH      Sole             47,140   505    0
INTEL CORPORATION         COM   458140100     105     3,800   SH      Other             3,800     0    0
JOHNSON & JOHNSON         COM   478160104   1,157    23,358   SH      Sole             23,098   260    0
JOHNSON & JOHNSON         COM   478160104      64     1,300   SH      Other             1,300     0    0
MARSHALL & ILSLEY CORP    COM   571834100   2,655    84,244   SH      Sole             83,583   661    0
MEDTRONIC INC.            COM   585055106   1,978    42,164   SH      Sole             41,596   568    0
MERCK & CO INC.           COM   589331107     322     6,363   SH      Sole              6,363     0    0
MICROSOFT CORPORATION     COM   594918104   1,313    47,221   SH      Sole             46,697   524    0
MICROSOFT CORPORATION     COM   594918104       4       144   SH      Other               144     0    0
NOKIA CORPORATION         ADR   654902204   1,032    66,152   SH      Sole             65,229   923    0
NOKIA CORPORATION         ADR   654902204      16     1,000   SH      Other             1,000     0    0
PEPSICO INC.              COM   713448108   1,130    24,657   SH      Sole             24,360   297    0
PEPSICO INC.              COM   713448108     115     2,500   SH      Other             2,500     0    0
PFIZER INC.               COM   717081103   2,142    70,493   SH      Sole             69,678   815    0
PFIZER INC.               COM   717081103      49     1,600   SH      Other             1,600     0    0
PROCTOR & GAMBLE COMPANY  COM   742718109   1,338    14,415   SH      Sole             14,203   212    0
PROCTOR & GAMBLE COMPANY  COM   742718109     111     1,200   SH      Other             1,200     0    0
RENAISSANCE LEARNING INC. COM   75968L105  47,899 2,029,609   SH      Sole          2,028,104 1,505    0
SCHLUMBERGER LTD.         COM   806857108     842    17,387   SH      Sole             17,123   264    0
SEI CORPORATION           COM   784117103     880    27,026   SH      Sole             26,619   407    0
SONY CORPORATION          ADR   835699307   1,040    29,886   SH      Sole             29,439   447    0
STORA ENSO CORPORATION    ADR   86210M106   3,003   245,319   SH      Sole            245,319     0    0
TARGET CORPORATION        COM   87612E106     872    23,169   SH      Sole             22,826   343    0
UNITEDHEALTH GROUP INC.   COM   91324P102   1,794    35,643   SH      Sole             35,115   528    0
WAL-MART STORES INC.      COM   931142103   1,432    25,646   SH      Sole             25,297   349    0
WAL-MART STORES INC.      COM   931142103      34       600   SH      Other               600     0    0
WALGREEN COMPANY          COM   931422109     944    30,802   SH      Sole             30,356   446    0
WASHINGTON MUTUAL INC.    COM   939322103   1,415    35,945   SH      Sole             35,433   512    0
WASTE MANAGEMENT INC.     COM   94106L109   2,068    79,040   SH      Sole             77,963 1,077    0
WELLS FARGO & COMPANY     COM   949746101   2,067    40,145   SH      Sole             39,608   537    0
WRIGLEY COMPANY           COM   982526105     921    16,663   SH      Sole             16,415   248    0

REPORT SUMMARY             41             103,743

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